Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 20, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		37,208
Cash, FDIC Insured Amount		$ 250,000
Securities Held In Trust Account Maturity Period		less than 180 days
Contingent Effect Of Unit Purchase Options To Purchase Units		900,000
Reserve For Obsolete Inventory		0	0
Advertising Expense		383,000	255,000
Shipping and Handling Revenue		$ 7,000,000	$ 5,900,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	200,000	200,000
Outstanding common stock of Andina Acquisition share		3,647,529
Weighted Average Number of Shares Outstanding, Basic, Total		20,677,067	20,567,141
Contingent Effect Of Warrants To Purchase Ordinary Shares		9,200,000
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount		37,208
COLOMBIA
Significant Accounting Policies [Line Items]
Value Added Tax Rate		16.00%
Sales Tax Rate		0.70%
Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	0
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount		0	0
IPO [Member]
Significant Accounting Policies [Line Items]
Warrant issued		4,200,000
Private Placement [Member]
Significant Accounting Policies [Line Items]
Warrant issued		4,800,000